INCOME TAX EXPENSE - Reconciliation of tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate
Earnings before income tax	$ 1,481.4	$ 708.6
Statutory Rate	26.50%	26.50%
Expected income tax expense	$ 392.6	$ 187.8
Increase (decrease) resulting from:
Foreign exchange on deferred income taxes within income tax expenses	86.4	29.3
Change in unrecognized deferred tax assets	46.8	21.4
Mining and State Taxes	36.6	6.2
Difference in foreign tax rates	15.4	20.9
Tax on (recovery from) repatriation of foreign earnings	6.0	(18.2)
True-up of prior provisions to tax filings	2.6	3.6
Tax impact on non-controlling interest	(9.7)
Percentage of depletion	(11.7)	(12.9)
Change in unrecognized deferred tax assets from impairment (reversal) charges	(17.8)	8.8
Net accounting expenses (income) not deductible (taxable) for tax	(21.8)	19.8
Change in income tax related uncertain tax positions	(35.5)	22.3
Other	(2.5)	4.2
Total tax expense	$ 487.4	$ 293.2